INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES.
Summary of long-term investments

The Group’s investments are consisted of the follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
-Debt investments

Available-for-sale securities	104,134	150,922
Held-to-maturity debt securities recorded as long-term investments	—	74,400

-Equity investments recorded as long-term investments

Investments accounted for under the equity method	1,199,982	899,362
Equity securities with readily determinable fair values	330,414	542,024
Equity securities without readily determinable fair values	358,526	257,095
Equity securities applying fair value option	228,706	97,372
Subtotal	2,117,628	1,795,853

Total available-for-sale securities	104,134	150,922
Total long-term investments	2,117,628	1,870,253